Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Parenthetical) (Detail) $ in Millions	Sep. 30, 2024 USD ($)	Apr. 12, 2024 CAD ($)
Derivatives, Fair Value [Line Items]
Interest rate cap, amount		$ 136,476,000
Investment, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Interest rate cap, amount	$ 8.2